Earnings Per Share	12 Months Ended
Nov. 30, 2021
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share

	Years Ended November 30,
(in millions, except per share data)	2021	2020	2019
Net income (loss) for basic and diluted earnings per share	$(9,501)	$(10,236)	$2,990
Weighted-average shares outstanding	1,123	775	690
Dilutive effect of equity plans	—	—	2
Diluted weighted-average shares outstanding	1,123	775	692
Basic earnings per share	$(8.46)	$(13.20)	$4.34
Diluted earnings per share	$(8.46)	$(13.20)	$4.32
Antidilutive shares excluded from diluted earnings per share computations were as follows:

	November 30,
(in millions)	2021	2020
Equity awards	3	1
Convertible Notes	53	103
Total antidilutive securities	56	104

There were no antidilutive shares excluded from our 2019 diluted earnings per share computations.